Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	¥ 79,612		¥ 79,608
Less: accumulated depreciation and amortization	(28,616)		(25,420)
Property and equipment, net	50,996	$ 7,267	54,188
Office real estate [Member]
Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	20,995		20,995
Furniture and equipment [Member]
Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	10,771		10,768
Production and other machineries [Member]
Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	¥ 47,846		¥ 47,845